Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 51,993	$ 45,642	$ 102,555	$ 81,903
Change in revenues (as a percent)			25.20%
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,826	23,629	$ 45,896	41,409
Change in revenues (as a percent)			10.80%
Third-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,490	18,583	$ 46,681	34,555
Change in revenues (as a percent)			35.10%
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,490	1,852	$ 5,658	3,352
Change in revenues (as a percent)			68.80%
Value-added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,850	$ 1,147	$ 3,534	$ 1,732
Change in revenues (as a percent)			104.00%